Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Schedule of Taxes Payable [Abstract]
Value-added tax, net	$ 186	$ 7,352
Other taxes	676	(11)
Total	$ 862	$ 7,341